SEGMENT INFORMATION - Financial information by reportable segments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue	₽ 476,106	₽ 451,466	₽ 417,918
Operating profit/(loss)	114,188	109,021	90,241
Depreciation and amortization	96,279	95,386	73,940
Other disclosure:
Capital expenditures	91,011	88,448	75,585
Operating segments
Revenue
Revenue	476,106	451,466	417,918
External Customers
Revenue
Revenue	476,106	451,466	417,918
Total
Revenue
Revenue	454,986	431,794	400,196
Operating profit/(loss)	123,586	119,584	102,622
Depreciation and amortization	94,899	93,871	70,584
Other disclosure:
Capital expenditures	87,986	74,852	73,193
Total | Intersegment elimination
Revenue
Revenue	15,429	11,294	9,819
Total | Operating segments
Revenue
Revenue	470,415	443,088	410,015
Total | External Customers
Revenue
Revenue	454,986	431,794	400,196
Russia Convergent
Revenue
Revenue	391,084	385,912	365,846
Operating profit/(loss)	102,869	105,377	93,821
Depreciation and amortization	84,311	82,457	59,942
Other disclosure:
Capital expenditures	76,472	67,863	65,790
Russia Convergent | Intersegment elimination
Revenue
Revenue	9,295	6,258	5,136
Russia Convergent | Operating segments
Revenue
Revenue	400,379	392,170	370,982
Russia Convergent | External Customers
Revenue
Revenue	391,084	385,912	365,846
Moscow Fixed Line
Revenue
Revenue	34,598	34,348	34,350
Operating profit/(loss)	17,244	12,695	8,801
Depreciation and amortization	9,506	10,867	10,642
Other disclosure:
Capital expenditures	9,100	6,306	7,403
Moscow Fixed Line | Intersegment elimination
Revenue
Revenue	4,253	4,498	4,683
Moscow Fixed Line | Operating segments
Revenue
Revenue	38,851	38,846	39,033
Moscow Fixed Line | External Customers
Revenue
Revenue	34,598	34,348	34,350
MTS Bank
Revenue
Revenue	29,304	11,534
Operating profit/(loss)	3,473	1,512
Depreciation and amortization	1,082	547
Other disclosure:
Capital expenditures	2,414	683
MTS Bank | Intersegment elimination
Revenue
Revenue	1,881	538
MTS Bank | Operating segments
Revenue
Revenue	31,185	12,072
MTS Bank | External Customers
Revenue
Revenue	29,304	11,534
Other
Revenue
Revenue	21,026	19,550	17,617
Operating profit/(loss)	3,569	1,072	(871)
Depreciation and amortization	3,608	3,620	3,481
Other disclosure:
Capital expenditures	3,025	13,596	2,392
Other | Intersegment elimination
Revenue
Revenue	16,474	12,780	12,786
Other | Operating segments
Revenue
Revenue	37,500	32,329	30,403
Other | External Customers
Revenue
Revenue	21,026	19,549	17,617
HQ and elimination
Revenue
Revenue	94	123	105
Operating profit/(loss)	(12,967)	(11,635)	(11,510)
Depreciation and amortization	(2,228)	(2,105)	(125)
HQ and elimination | Intersegment elimination
Revenue
Revenue	(31,903)	(24,074)	(22,605)
HQ and elimination | Operating segments
Revenue
Revenue	(31,809)	(23,951)	(22,500)
HQ and elimination | External Customers
Revenue
Revenue	₽ 94	₽ 123	₽ 105